Commitments and Contingencies - Other Contractual Obligations and Contingencies (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 22, 2019	Oct. 31, 2016
Other Commitments [Line Items]
Other Commitment	$ 135,156,000	$ 185,739,000
Contingent Success Fee
Other Commitments [Line Items]
Other Commitment	14,965,000	$ 13,880,000
Contingent Success Fee | Third Party Advisors | DraftKings Merger
Other Commitments [Line Items]
Other Commitment	$ 2,315,000		$ 1,280,000
Contingent Success Fee | Pacific Western Bank
Other Commitments [Line Items]
Threshold limit for payment of success fee				$ 45,000
Contingent Success Fee | Pacific Western Bank | Minimum
Other Commitments [Line Items]
Other Commitment				600,000
Contingent Success Fee | Pacific Western Bank | Maximum
Other Commitments [Line Items]
Other Commitment				$ 650,000
Contingent Success Fee | Private Placement Agent | SBTech Acquisition
Other Commitments [Line Items]
Other Commitment			5,000,000
Contingent Success Fee | Private Placement Agent | DraftKings Merger
Other Commitments [Line Items]
Other Commitment			$ 7,000